Risk Management - Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	$ 23,060	$ 22,360
Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	20,536	20,329
Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	18	55
Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	2,506	1,976
Insured [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	7,270	6,358
Insured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	7,264	6,349
Insured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	6	9
Uninsured [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	15,790	16,002
Uninsured [Member] | Residential mortgages [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	13,272	13,980
Uninsured [Member] | Residential mortgages [Member] | Non-performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	12	46
Uninsured [Member] | Loans to Bank clients [Member] | Performing [Member]
Disclosure of Credit Quality [line items]
Carrying value of residential mortgages and loans to bank clients	$ 2,506	$ 1,976